Capital adequacy - Capital adequacy analysis (Details)	Mar. 31, 2018	Dec. 31, 2017
Capital adequacy
Common Equity Tier 1 ratio	19.90%	20.60%
Tier 1 capital ratio	19.90%	20.60%
Total capital ratio	22.30%	23.00%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	8.50%	8.40%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which Common Equity Tier 1 capital requirement	4.50%	4.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2.50%	2.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	1.50%	1.40%
Common Equity Tier 1 capital available as a buffer	13.90%	14.60%
Total capital ratio according to Basel I floor		21.90%
Minimum requirement of Common Equity Tier 1 capital	4.50%	4.50%
Minimum requirement of Tier 1 capital	6.00%
Minimum requirement of total Own Funds	8.00%
Difference between minimum requirement of Tier 1 capital and Common Equity Tier 1 capital ratio	1.50%